Loans - Schedule of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Effective yield	5.53%	5.09%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 4,068,991	$ 3,812,329
Less specific allowance for credit losses	(25,102)	(35,467)
Loans, net of allowance for credit losses	4,043,889	3,776,862
Less specific allowance for credit losses	(14,915)	(13,624)	$ (11,738)
Less general allowance for credit losses	(10,187)	(21,843)	(32,509)
Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,969,014	1,988,813
Loans, net of allowance for credit losses	1,949,701	1,960,103
Less specific allowance for credit losses	(12,215)	(12,371)
Less general allowance for credit losses	(7,098)	(16,339)
Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,099,977	1,823,516
Loans, net of allowance for credit losses	2,094,188	1,816,759
Less specific allowance for credit losses	(2,700)	(1,253)
Less general allowance for credit losses	(3,089)	(5,504)
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	652,621	545,876
Less specific allowance for credit losses	(4,453)	(2,866)
Loans, net of allowance for credit losses	648,168	543,010
Less specific allowance for credit losses	(4,453)	(2,866)	(577)
Less general allowance for credit losses	(2,460)	(3,443)	(2,800)
Commercial loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	400,806	355,887
Less specific allowance for credit losses	(2,766)	(2,866)
Loans, net of allowance for credit losses	398,040	353,021
Commercial loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	251,815	189,989
Less specific allowance for credit losses	(1,687)	0
Loans, net of allowance for credit losses	250,128	189,989
Commercial loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	33,094	21,523
Commercial loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	16,342	18,649
Commercial loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	16,752	2,874
Commercial loans | Governments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	105,664	153,401
Commercial loans | Governments | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	92,994	139,987
Commercial loans | Governments | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	12,670	13,414
Commercial loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	513,863	370,952
Commercial loans | Commercial and industrial | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	291,470	197,251
Commercial loans | Commercial and industrial | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	222,393	173,701
Commercial real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	575,644	584,078
Less specific allowance for credit losses	(600)	(583)
Loans, net of allowance for credit losses	575,044	583,495
Less specific allowance for credit losses	(600)	(583)	(750)
Less general allowance for credit losses	(3,492)	(9,777)	(15,474)
Commercial real estate loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	334,279	370,594
Less specific allowance for credit losses	(600)	(550)
Loans, net of allowance for credit losses	333,679	370,044
Commercial real estate loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	241,365	213,484
Less specific allowance for credit losses	0	(33)
Loans, net of allowance for credit losses	241,365	213,451
Commercial real estate loans | Commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	496,975	535,835
Commercial real estate loans | Commercial mortgage | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	304,519	346,094
Commercial real estate loans | Commercial mortgage | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	192,456	189,741
Commercial real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	78,669	48,243
Commercial real estate loans | Construction | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	29,760	24,500
Commercial real estate loans | Construction | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	48,909	23,743
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	180,690	187,675
Less specific allowance for credit losses	(274)	(274)
Loans, net of allowance for credit losses	180,416	187,401
Less specific allowance for credit losses	(274)	(274)	(278)
Less general allowance for credit losses	(528)	(614)	(687)
Consumer loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	112,641	106,198
Less specific allowance for credit losses	(274)	(274)
Loans, net of allowance for credit losses	112,367	105,924
Consumer loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	68,049	81,477
Less specific allowance for credit losses	0	0
Loans, net of allowance for credit losses	68,049	81,477
Consumer loans | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	12,886	8,361
Consumer loans | Overdrafts | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	10,511	5,490
Consumer loans | Overdrafts | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,375	2,871
Consumer loans | Automobile financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	20,224	19,295
Consumer loans | Automobile financing | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	13,249	13,113
Consumer loans | Automobile financing | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,975	6,182
Consumer loans | Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	84,089	79,005
Consumer loans | Credit card | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	60,466	57,777
Consumer loans | Credit card | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	23,623	21,228
Consumer loans | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	63,491	81,014
Consumer loans | Other consumer | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	28,415	29,818
Consumer loans | Other consumer | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	35,076	51,196
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,660,036	2,494,700
Less specific allowance for credit losses	(9,588)	(9,901)
Loans, net of allowance for credit losses	2,650,448	2,484,799
Less specific allowance for credit losses	(9,588)	(9,901)	(10,133)
Less general allowance for credit losses	(3,707)	(8,009)	$ (13,548)
Residential mortgage loans | Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,121,288	1,156,134
Less specific allowance for credit losses	(8,575)	(8,681)
Loans, net of allowance for credit losses	1,112,713	1,147,453
Residential mortgage loans | Non-Bermuda
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	1,538,748	1,338,566
Less specific allowance for credit losses	(1,013)	(1,220)
Loans, net of allowance for credit losses	$ 1,537,735	$ 1,337,346